Equity-accounted investees (Details Narrative) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Reserve Quantities [Line Items]
Subordinated loan	€ 600
Fusion Fuel Portugal [Member]
Reserve Quantities [Line Items]
Ownership percentage	50.00%
Combined equity	€ 3,000
Subordinated loan	€ 2,000
Interest rate	2.00%